Condensed Interim Consolidated Statement of Financial Position (Unaudited) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 2,507,268	$ 1,931,174
Accounts receivable, net	1,394,063	5,689,538
Prepayments	27,713	1,326,916
Other receivables, net	3,436,956	3,871,729
Total current assets	7,366,000	12,819,357
Non-current assets
Long-term investment	294,429	294,429
Intangible assets	277	477
Operating lease right-of-use assets	255,452	291,081
Total non-current assets	550,158	585,987
Total assets	7,916,158	13,405,344
Current liabilities
Account and other payables	8,274,219	10,118,046
Taxes payable	23,291	22,929
Current operating lease liabilities	158,779	162,610
Total current liabilities	8,456,289	10,303,585
Non-current liabilities
Warrant and preferred share liability	100	100
Total non-current liabilities	100	100
Total liabilities	8,456,389	10,303,685
Equity
Share capital	35,068,194	35,068,194
Accumulated other comprehensive loss	(16,211)	(2,884)
Accumulated deficits	(35,592,214)	(31,963,651)
Total Equity	(540,231)	3,101,659
Total liabilities and equity	$ 7,916,158	$ 13,405,344